Nature of Operations	12 Months Ended
Dec. 31, 2021
Nature Of Operations [Abstract]
Nature of Operations
1.	NATURE OF OPERATIONS
Lithium Americas
Corp. (“Lithium Americas” or the “Company”) is a Canadian-based resource company focused on advancing two significant lithium projects: the Cauchari-Olaroz project (“Cauchari-Olaroz”), a lithium brine project located in the Salar de Olaroz and Salar de Cauchari in Jujuy Province, in north-western Argentina, and the Thacker Pass project (“Thacker Pass”), a sedimentary-based lithium project located in the McDermitt Caldera in Humboldt County in north-western Nevada, USA. The Company’s interest in Cauchari-Olaroz is held through a 44.8% co-ownership interest in Minera Exar S.A. (“Minera Exar”), a company incorporated under laws of Argentina. Ganfeng Lithium Co. Ltd. (“Ganfeng”) owns 46.7% of Minera Exar with the remaining 8.5% interest held by Jujuy Energia y Mineria Sociedad del Estado (“JEMSE”), a mining investment company owned by the government of Jujuy Province in Argentina. Cauchari-Olaroz is in the development stage and nearing completion of construction. The Company holds a 100% interest in Thacker Pass through a wholly-owned subsidiary, Lithium Nevada Corp. (“Lithium Nevada”), a company incorporated under the laws of Nevada. Thacker Pass is in the exploration and evaluation stage. Subsequent to the reporting year, the Company acquired Millennial Lithium Corp. (“Millennial”) and added its Argentinean lithium project Pastos Grandes to the pipeline of future projects (Note 22).
The Company’s common shares are listed on the Toronto Stock Exchange and the New York Stock Exchange under the symbol “LAC”.
The Company’s head office and principal address is Suite 300, 900 West Hastings Street, Vancouver, British Columbia, Canada, V6C 1E5.
To date, the Company has not generated significant revenues from operations and has relied on equity and other financings to fund operations. The underlying values of exploration and evaluation assets, property, plant and equipment and the investment in Cauchari-Olaroz project are dependent on the existence of economically recoverable reserves, securing and maintaining title and beneficial interest in the properties, and the ability of the Company to obtain the necessary financing to complete permitting and development, and to attain future profitable operations.